OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASE RIGHT-OF-USE ASSETS.
Operating lease cost	€ 1,053	€ 910
Variable lease costs	243	152
Short-term lease costs	€ 71	€ 74